UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and cash equivalents	$ 167.2	$ 277.0	$ 210.9
Accounts receivable, net	578.0	688.6	527.0
Due from Starz Business	64.4	33.4	157.6
Other current assets	373.0	373.1	256.5
Total current assets	1,182.6	1,372.1	1,152.0
Investment in films and television programs, net	2,345.6	1,929.0	1,786.7
Property and equipment, net	34.3	37.3	23.8
Investments	77.7	74.8	64.7
Intangible assets, net	24.4	25.7	26.9
Goodwill	812.1	811.2	795.6
Other assets	789.1	852.9	563.0
Total assets	5,265.8	5,103.0	4,412.7
LIABILITIES
Accounts payable	231.1	246.7	251.1
Content related payables	52.8	41.4	26.6
Other accrued liabilities	273.1	282.4	215.4
Participations and residuals	578.2	647.8	524.4
Film related obligations	1,612.1	1,393.1	923.7
Debt - short term portion	716.3	860.3	41.4
Deferred revenue	388.7	170.6	126.2
Total current liabilities	3,852.3	3,642.3	2,108.8
Debt	847.4	923.0	1,202.2
Participations and residuals	442.4	435.1	329.6
Film related obligations	356.5	544.9	1,016.4
Other liabilities	440.1	452.5	120.9
Deferred revenue	116.8	118.4	52.0
Deferred tax liabilities	13.3	13.7	18.1
Total liabilities	6,068.8	6,129.9	4,848.0
Commitments and contingencies
Redeemable noncontrolling interests	123.0	123.3	343.6
EQUITY (DEFICIT)
Common shares	289.3	0.0	0.0
Accumulated deficit	(1,339.2)	(1,249.1)	(881.9)
Accumulated other comprehensive income	89.1	96.7	101.5
Total Lionsgate Studios Corp shareholders' equity (deficit)	(960.8)	(1,152.4)	(780.4)
Noncontrolling interests	34.8	2.2	1.5
Total equity (deficit)	(926.0)	(1,150.2)	(778.9)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	5,265.8	5,103.0	4,412.7
Starz Business of Lions Gate Entertainment Corp
ASSETS
Cash and cash equivalents	25.2	23.0	52.0
Accounts receivable, net	72.5	52.9	18.0
Due from Starz Business	66.7	0.0
Other current assets	18.3	18.1	18.8
Assets of discontinued operations - current	0.0	32.8	40.3
Total current assets	182.7	126.8	129.1
Programming content, net	1,028.8	942.9	1,034.5
Property and equipment, net	51.1	51.1	55.2
Intangible assets, net	929.5	966.1	1,273.1
Goodwill		0.0	494.0
Other assets	45.5	48.0	53.6
Assets of discontinued operations - noncurrent	0.0	4.2	191.6
Total assets	2,237.6	2,139.1	3,231.1
LIABILITIES
Accounts payable	87.9	80.3	86.9
Content related payables	133.9	91.5	55.5
Other accrued liabilities	56.3	65.8	56.6
Participations and residuals	30.7	24.6	21.1
Film related obligations	53.8	0.0	83.6
Due to LG Studios Business	76.4	51.5	36.9
Deferred revenue	27.8	28.5	22.7
Liabilities of discontinued operations - current	0.0	66.2	265.7
Total current liabilities	466.8	408.4	629.0
Debt	697.4	696.6	776.0
Other liabilities	88.8	79.9	162.5
Deferred tax liabilities	11.5	11.0	97.2
Liabilities of discontinued operations - noncurrent	0.0	24.0	34.6
Total liabilities	1,264.5	1,219.9	1,699.3
Commitments and contingencies
EQUITY (DEFICIT)
Parent net investment	953.9	900.0	1,512.6
Accumulated other comprehensive income	19.2	19.2	19.2
Total Lionsgate Studios Corp shareholders' equity (deficit)	973.1	919.2	1,531.8
Total equity (deficit)	973.1	919.2	1,531.8
Total liabilities, redeemable noncontrolling interests and equity (deficit)	$ 2,237.6	$ 2,139.1	$ 3,231.1